Cover Page	Apr. 21, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 21, 2021
Entity Registrant Name	SL GREEN REALTY CORP
Entity Incorporation, State or Country Code	MD
Entity File Number	1-13199
Entity Tax Identification Number	13-3956775
Entity Address, Address Line One	One Vanderbilt Avenue
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	594-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001040971
Amendment Flag	false
Former Address
Document Information [Line Items]
Entity Address, Address Line One	420 Lexington Avenue
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10170
Common Stock
Document Information [Line Items]
Trading Symbol	SLG
Title of 12(b) Security	Common Stock, $0.01 par value
Security Exchange Name	NYSE
Preferred Stock
Document Information [Line Items]
Trading Symbol	SLG.PRI
Title of 12(b) Security	6.500% Series I Cumulative Redeemable Preferred Stock, $0.01 par value
Security Exchange Name	NYSE